SCHEDULE OF DERIVATIVE LIABILITIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Derivative liability	$ 209,519
Evergreen 2022 [Member]
Derivative liability	4,077
Evergreen 2023 [Member]
Derivative liability	70,830
Platinum Point Capital, LLC [Member]
Derivative liability	39,999
Chambers Capital LLC [Member]
Derivative liability	5,096
Eleven Capital LLC [Member]
Derivative liability	9,682
Calvary Capital LLC [Member]
Derivative liability	39,747
Keystone Capital LLC [Member]
Derivative liability	15,287
Diagonal Lending Capital LLC [Member]
Derivative liability	4,417
Seven Knots Capital LLC [Member]
Derivative liability	5,096
Sikka Capital LLC [Member]
Derivative liability	10,192
Miller Capita lLLC [Member]
Derivative liability	$ 5,096